Research and Development Expenses	6 Months Ended
Jun. 30, 2025
Research and Development Expenses
Research and Development Expenses

17.  Research and Development Expenses

Research and development expenses consist of the following:

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Employee compensation	4,381,577	4,460,650
Design and development expenses	889,129	1,077,819
Depreciation and amortization expenses	511,915	378,246
Rental and related expenses	127,605	130,076
Travel and entertainment expenses	36,671	34,746
Others	135,841	106,898
Total	6,082,738	6,188,435